Annual Fund Operating Expenses - Investor A, C and Institutional - BlackRock Global Long/Short Credit Fund	Nov. 27, 2020
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.72%
Component2 Other Expenses
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.93%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	2.11%	[2]
Fee Waiver or Reimbursement		[1],[3]
Net Expenses (as a percentage of Assets)	2.11%	[1],[3]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.72%
Component2 Other Expenses
Component3 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.94%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	2.87%	[2]
Fee Waiver or Reimbursement		[1],[3]
Net Expenses (as a percentage of Assets)	2.87%	[1],[3]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.72%
Component2 Other Expenses
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.93%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.86%	[2]
Fee Waiver or Reimbursement		[1],[3]
Net Expenses (as a percentage of Assets)	1.86%	[1],[3]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 49, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through November 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through November 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the most recent annual report of the Fund which do not include the Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 49, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense/Stock Loan Fees, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.40% (for Investor A Shares), 2.15% (for Investor C Shares) and 1.20% (for Institutional Shares) through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.